Fair Value Measurements - Summary of Significant Inputs to Monte Carlo Simulation for Fair Value of Earnout Liability (Details) - Earnout Liability	Dec. 31, 2022 $ / shares	May 26, 2022 $ / shares
Stock Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Sale of stock price per share	$ 3.73	$ 9.02
Risk-free Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input	0.041	0.027
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input	0.70	0.60
Term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding term	4 years 4 months 24 days	5 years